Capital Leases (Tables)	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Schedule Of Capital Lease Obligations
	As at
	Sept 30, 2017	Dec 31, 2016
Current portion of capital lease obligations	3,459,471	181,047
Current portion of deferred finance fees	(160,372)	(22,019)
Non-current portion of capital lease obligations	40,391,431	9,064,702
Non-current portion of deferred finance fees	(572,654)	(93,080)
Total capital lease obligations	43,117,876	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	-
Net capital lease obligations	40,237,876	9,130,650

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases as at September 30, 2017, were as follows:

As at
Sept 30, 2017
2017	1,499,600
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	16,808,800
Total minimum lease payments	54,361,800
Less amounts representing interest and deferred finance fees	(11,243,924)
Net minimum lease payments	43,117,876
Amount receivable in respect of capital leases	(2,880,000)
Adjusted net minimum lease payments	40,237,876